BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	3 Months Ended
Mar. 31, 2022
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of new and revised standards and interpretations already issued and not yet adopted

The Company did not identify any impacts related to the application of the changes and new interpretations to the International Financial Reporting Standards (IFRSs) issued by the IASB, which are disclosed below:

Review of Technical pronouncement nº	Revised standards	Changes	Applicable from
19	IAS 16

The amendments prohibit deducting from the cost of an item of property, plant or equipment any proceeds arising from the sale of items produced before the asset is available for use, that is, resources to bring the asset to the place and in the necessary condition for it to be able to operate in the manner intended by management.

01/01/2022
19	IAS 37

The amendments specify that the performance cost of the contract comprises the costs directly related to the contract. The amendments apply to contracts for which the entity has not yet fulfilled all of its obligations at the beginning of the annual period in which the entity applies the changes for the first time.

01/01/2022
19	IFRS 3

The amendments make IFRS 3 refer to the 2018 Conceptual Framework rather than the 1989 Framework. In addition, they include a requirement that, for obligations within the scope of IAS 37, the purchaser applies IAS 37 to determine whether there is a present obligation at the acquisition date as a result of events past.

01/01/2022
19	IFRS 1

The amendments indicate that the subsidiary using the exemption in item D16(a) may choose, in its financial statements, to measure the accumulated translation differences for all operations abroad at the carrying amount that would be included in the parent company’s consolidated statement, if no adjustments are made to the consolidation procedures and the effects of the combination of business in which the parent acquired the subsidiary.

01/01/2022
19	IFRS 9

The amendments clarify that in determining fees paid net of fees received, the debtor includes only fees paid or received between debtor and creditor, including fees paid or received by the debtor or creditor on behalf of the other.

01/01/2022

4.4.1 – New standards and interpretations not yet applicable

The Company did not identify any impacts related to the application of the changes and new interpretations to the IFRSs issued by the IASB, which are disclosed below:

Revised standards	Changes	Applicable from
IAS 1	The amendments modify the requirements contained in IAS 1 regarding the disclosure of accounting policies.	01/01/2023
IAS 1

The amendments clarify that the classification of liabilities as current or non-current is based on existing rights at the balance sheet date, specify that the classification is not affected by expectations about whether an entity will exercise its right to postpone the liquidation of the liability, explain that rights exist if restrictive clauses are met at the balance sheet date, and introduce the definition of liquidation.

01/01/2023
IAS 12

The amendments introduce an additional exception from the initial recognition exemption. Under the alterations, the entity does not apply the initial recognition exemption for transactions that result in temporary taxable and similar deductible differences.

01/01/2023
IAS 8	The amendments replaces the definition of change in accounting estimates with the definition of accounting estimates.	01/01/2023
IFRS 10	The amendments deal with situations involving the sale or contribution of assets between an investor and its affiliate or joint venture.	The effective date of the amendments has not been set by the IASB

Schedule of subsidiaries

These interim financial statements include information on Eletrobras and the following subsidiaries, jointly controlled and affiliate companies:

	3/31/2022		12/31/2021
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
Electronuclear	99.95%	—	99.95%	—
CGT Eletrosul	99.89%	—	99.89%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.66%	—	99.66%	—
Eletropar	83.71%	—	83.71%	—
Brasil Ventos Energia S.A.	—	99.56%	—	99.56%
Transenergia Goiás S.A.	—	99.56%	—	99.56%
Livramento Holding S.A. (a)	—	78.00%	—	78.00%

Joint operations (consortia)
Consórcio Energético Cruzeiro do Sul	—	49.00%	—	49.00%

(a)	Company classified as an asset held for sale, see Note 37.